Expense Example	May 31, 2026 USD ($)
REX-OSPREY(TM) ETH + STAKING ETF | REX-OSPREY(TM) ETH + STAKING ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
REX-OSPREY(TM) SOL + STAKING ETF | REX-OSPREY(TM) SOL + STAKING ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
REX-Osprey(TM) DOGE ETF | REX-Osprey(TM) DOGE ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	$ 1,791